RECOVERABLE TAXES (Tables)	6 Months Ended
Jun. 30, 2020
RECOVERABLE TAXES
Schedule of recoverable taxes

	June 30,	December 31,
	2020	2019
IRPJ/CSLL – prepayments and withheld taxes	562,835	575,351
PIS/COFINS – on acquisition of property, plant and equipment (1)	133,182	61,376
PIS/COFINS – operations	303,636	507,919
PIS/COFINS – exclusion ICMS (2)	128,115	128,115
ICMS – on acquisition of property, plant and equipment (3)	109,045	115,560
ICMS – operations (4)	1,500,659	1,515,840
Reintegra program (5)	119,580	108,657
Other taxes and contributions	22,680	18,758
Provision for loss of ICMS credits (6)	(1,279,208)	(1,304,329)
Provision for loss of PIS/COFINS credits		(21,132)
	1,600,524	1,706,115

Current	888,245	997,201
Non-current	712,279	708,914

1)   Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is in connection with depreciation year of the corresponding asset.

2)    The Company filed legal actions claiming the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain operations for certain periods starting from March 1992.

Regarding this subject, the Federal Supreme Court (“STF”) initially decided on March 15th, 2017, that ICMS is not included in the tax basis of the aforementioned contributions. The Federal Government made an appeal (“Embargos de Declaração”) in October 2017, requesting the reversal of the Supreme Court’s initial decision among other items. The appeal has yet to be judged.

Based on the Supreme Court’s initial decision and the legal opinion provided by external legal consultants, the Company believes that the probability of the Supreme Court altering its decision is remote. The Company thus started to exclude the ICMS from the tax basis of the referred contributions since August 2018, a practice also supported by court decisions.

For certain PIS and COFINS credits to be recovered, the Company has received final favorable court decisions. The balance recognized in the statement of income (loss) in 2019 within other operational results, regarding certain claims for the calculation period from 2006 to July 2018. The Company has estimated the amount attributable to these claims based on the available relevant fiscal documents, and this amount is subject to adjustments to be recorded by management in the future periods.

The Company has additional claims for which a final decision has not been received and for which no asset or gain have been recorded.

3)   Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a linear basis over a four period, from the acquisition date, in accordance with the relevant regulation, ICMS Control on Property, Plant and Equipment (“CIAP”).

4)   ICMS credits accrued due to the volume of exports and credit generated in operations of entry of products:  Credits are concentrated in the state of Maranhão, Espírito Santo, Bahia and Mato Grosso do Sul, where the Company realizes the credits through sale of credits to third parties, after approval from the State Ministry of Finance. Credits are also being realized through consumption in its consumer goods (tissue) operations in the domestic market that are already operational in Maranhão.

5)   Special Regime of Tax Refunds for Export Companies ("Reintegra"): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the exportation chain to taxpayers, to make them more competitive in foreign markets.

6)   Includes the provision for discount on sale to third parties of the accumulated ICMS credit in Maranhão and the provision for full loss of the low probability of realization of the units of Espírito Santo, Bahia and Mato Grosso do Sul due to the difficulty of its realization.

Schedule of rollforward of provision for loss

	ICMS	PIS/COFINS	Total
Balance as of December 31, 2018	(10,792)		(10,792)
Business combination	(1,211,109)		(1,211,109)
Addition	(82,428)	(21,132)	(103,560)
Balance as of December 31, 2019	(1,304,329)	(21,132)	(1,325,461)
Addition	(48,151)		(48,151)
Write-off	73,272	21,132	94,404
Balance as of June 30, 2020	(1,279,208)		(1,279,208)